Schedule of Investments (unaudited) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 5.8%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/42	$3,300	$3,300,000
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.50%, 07/01/52	215	229,405
Series G, 5.00%, 07/01/47	430	479,581
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 3.25%, 07/01/49	4,000	4,079,604
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,346,841
5.00%, 12/01/37	4,885	6,323,989

		15,759,420

Arkansas — 2.6%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	1,550	1,669,676
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	755	791,855
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	1,250	1,335,771
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,762,925
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	504,082

		7,064,309

California — 15.3%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/33(b)	3,420	2,640,951
California Housing Finance Agency, RB, M/F Housing 3.25%, 08/20/36	743	793,615
Series 2021-1, Class A, 3.50%, 11/20/35	726	793,469
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 4.00%, 11/01/45	3,330	3,454,888
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	725	741,262
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	1,500	1,655,795
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	205	171,191
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.13%, 06/01/57	645	514,111
4.00%, 06/01/58	675	636,344
4.00%, 12/01/58	295	276,506
Golden State Tobacco Securitization Corp., Refunding RB(c)
Series A-1, 3.50%, 06/01/22	670	676,742
Series A-2, 5.00%, 06/01/22	830	842,419
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(d)	2,475	3,121,280
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, (BAM), 4.00%, 03/01/42	2,460	2,626,306
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(b)	12,000	7,221,432
Palomar Community College District, GO, CAB
Series B, 0.00%, 08/01/30(b)	2,270	1,945,317
Series B, Convertible, 6.20%, 08/01/39(d)	4,000	4,840,412
San Diego Community College District, GO, CAB, 6.00%, 08/01/27(c)	4,200	5,221,671

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority, ARB
Series B, AMT, 4.00%, 07/01/51	$215	$233,349
Series B, AMT, 4.00%, 07/01/56	225	244,156
State of California, Refunding GO
5.00%, 02/01/38	2,000	2,074,584
4.00%, 10/01/44	510	537,355

		41,263,155

Colorado — 0.5%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	970	1,046,728
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	295	321,616

		1,368,344

Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-1, (HUD SECT 8), 3.25%, 11/15/54	550	554,663
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 07/01/41	1,450	1,595,645

		2,150,308

District of Columbia — 0.9%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series A, 5.00%, 10/01/53	2,505	2,519,091

Florida — 8.7%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(a)	100	107,513
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/49	465	162,025
Series A, 0.00%, 09/01/53	500	145,930
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	365	403,763
County of Miami-Dade Florida, RB, CAB(b)
0.00%, 10/01/32	5,000	3,740,810
0.00%, 10/01/33	15,375	11,122,055
County of Miami-Dade Seaport Department, ARB, Series B, AMT, 6.00%, 10/01/23(c)	3,000	3,249,609
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/41	445	234,143
Series A-2, 0.00%, 10/01/42	595	300,997
Series A-2, 0.00%, 10/01/43	540	262,347
Series A-2, 0.00%, 10/01/44	550	257,206
Series A-2, 0.00%, 10/01/45	465	209,490
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,100	1,187,900
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/52	1,130	1,286,289
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	695	778,325
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	125	148,012

		23,596,414

Georgia — 0.7%
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	245	264,259
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	525	609,697

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	$415	$453,004
5.00%, 01/01/56	565	651,489

		1,978,449

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB
5.25%, 11/15/37	600	617,271
AMT, 4.00%, 03/01/37	2,770	2,976,027

		3,593,298

Idaho — 1.2%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	3,000	3,212,673

Illinois — 7.1%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,330,168
Series D, 5.00%, 12/01/46	1,635	1,750,977
Series H, 5.00%, 12/01/36	375	424,633
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	550	618,908
Series C, 5.00%, 12/01/34	370	416,308
Series D, 5.00%, 12/01/26	675	772,335
Series F, 5.00%, 12/01/22	505	522,628
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,900	2,016,346
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,406,211
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	300	326,615
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,545	1,747,222
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	590	666,643
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	455	482,433
State of Illinois, GO
5.00%, 02/01/39	1,000	1,065,764
5.50%, 05/01/39	1,610	1,949,874
Series A, 5.00%, 04/01/38	200	208,248
Series D, 5.00%, 11/01/28	1,585	1,834,722
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(a)	610	636,080

		19,176,115

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Series B, 5.25%, 12/01/50(e)	2,050	2,198,656

Kansas — 0.7%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/39	640	688,115
Seward County Unified School District No.480 Liberal, Refunding GO, 5.00%, 09/01/39.	1,085	1,111,714

		1,799,829

Kentucky — 6.3%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,000	2,324,980

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(c)	$3,400	$3,540,481
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/23(b)	8,500	8,340,633
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Series C, Convertible, 6.45%, 07/01/34	1,000	1,194,534
Series C, Convertible, 6.60%, 07/01/39	1,395	1,661,921

		17,062,549

Louisiana — 0.7%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(c)	1,790	1,947,867

Maine — 0.2%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	505	505,958

Maryland — 0.2%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	271,078
5.25%, 07/01/44	260	270,965

		542,043

Massachusetts — 2.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	1,022,819
Series A, 5.00%, 01/01/47	1,010	1,129,176
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,479,243
5.00%, 04/15/40	600	645,177
Series A, 4.00%, 06/01/49	235	260,424
Massachusetts Educational Financing Authority, RB, Series C, AMT, Subordinate, 3.00%, 07/01/51	455	432,756
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.85%, 06/01/46	35	36,376
Series C-1, 2.90%, 12/01/39	365	368,061
Series D-1, 2.55%, 12/01/50	440	409,793
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 182, AMT, 3.30%, 12/01/28 .	1,000	1,036,152
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	700	854,715

		7,674,692

Michigan — 4.1%
Michigan Finance Authority, RB, Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(c)	360	366,603
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	958,537
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 06/01/22(c)	4,150	4,198,318
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	3,245	3,329,831
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49	270	274,495

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing (continued)
Series B, 2.95%, 12/01/39	$375	$376,804
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,250	1,435,936

		10,940,524

Minnesota — 1.5%
City of Otsego MN, Refunding RB, COP, Series A, 5.00%, 09/01/44	700	727,892
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,898,112
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(a)	305	334,998
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41 .	460	527,759
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	615	644,235

		4,132,996

Missouri — 2.7%
Health & Educational Facilities Authority of the State of Missouri, RB 4.13%, 02/15/43	700	701,675
Series A, 5.00%, 10/01/23(c)	750	799,787
Series A, 5.00%, 06/01/42	860	995,583
Series A, 5.00%, 06/01/47	1,230	1,420,516
Series C-2, 5.00%, 10/01/34	1,500	1,590,846
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,015	1,116,447
Missouri Housing Development Commission, RB, S/F Housing, (FHLMC, FNMA, GNMA), 2.20%, 11/01/46 .	625	542,536

		7,167,390

Nebraska — 0.6%
Central Plains Energy Project, RB, 5.00%, 09/01/42	900	920,452
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	600	659,626

		1,580,078

Nevada — 0.6%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,594,788
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(a)	125	133,394

		1,728,182

New Hampshire(a) — 0.3%
New Hampshire Business Finance Authority, Refunding RB Series B, 4.63%, 11/01/42	505	521,520
Series C, AMT, 4.88%, 11/01/42	220	227,955

		749,475

New Jersey — 7.6%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	1,510	30,200
New Jersey Economic Development Authority, RB
Series B, 4.50%, 06/15/40	1,930	2,185,700
Series DDD, 5.00%, 06/15/42	160	181,217
AMT, (AGM), 5.13%, 07/01/42	300	318,444
Series B, AMT, 5.63%, 11/15/30	990	1,068,981
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/22(c)	500	508,941

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	$1,120	$1,188,974
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 3.25%, 12/01/39	1,970	2,051,656
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/38	290	312,682
Series AA, 5.00%, 06/15/45	2,055	2,311,224
Series AA, 5.00%, 06/15/46	600	651,895
Series AA, 3.00%, 06/15/50	360	355,286
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(b)	1,600	1,056,371
New Jersey Transportation Trust Fund Authority, Refunding RB 4.00%, 12/15/39	820	904,102
Series A, 5.00%, 12/15/36	240	280,601
Series A, 5.00%, 06/15/42	395	400,126
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	896,586
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	455	502,430
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,770	5,369,355

		20,574,771

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	680	753,696

New York — 8.4%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,836,062
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	30	30,800
Series C-1, 4.75%, 11/15/45	1,700	1,942,464
Series C-1, 5.00%, 11/15/50	550	632,012
Series C-1, 5.25%, 11/15/55	810	945,746
Series C-1, 5.00%, 11/15/56	320	349,240
Series D, 5.00%, 11/15/31	650	742,369
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA), 2.55%, 11/01/45	1,940	1,817,262
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,420,797
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	1,015,499
New York Liberty Development Corp., Refunding RB
Series 2, Class 2, 5.15%, 11/15/34(a)	640	702,521
Series A, 2.88%, 11/15/46	3,550	3,383,732
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	350	388,777
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.50%, 11/01/45	2,635	2,416,638
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	315	376,817
AMT, 5.00%, 10/01/40	900	1,064,384
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	470	513,462
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	950	1,029,531

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	$730	$700,529
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,292,138

		22,600,780

North Carolina — 0.3%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	630	703,454

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55 .	3,785	4,145,976
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	3,000	3,030,474
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	1,050	1,143,007
Montgomery County, Refunding RB, 4.00%, 08/01/51	675	752,978
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	350	388,970
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48 .	25	26,109

		9,487,514

Oklahoma — 0.9%
Oklahoma City Public Property Authority, Refunding RB 5.00%, 10/01/36	800	902,553
5.00%, 10/01/39	280	315,384
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	680	812,186
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	468,178

		2,498,301

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	638,927
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,726,743
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	400	411,428

		3,777,098

Pennsylvania — 10.1%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	661,844
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,785	3,099,535
Delaware River Port Authority, RB, 4.50%, 01/01/32	3,000	3,190,161
Mckeesport Area School District, Refunding GO, CAB, (FGIC, SAW), 0.00%, 10/01/31(b)(h)	500	401,880
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	565	598,810
Montgomery County, Refunding RB, 4.00%, 05/01/52	925	1,006,751
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	780	866,945
AMT, 5.00%, 12/31/38	1,610	1,805,266
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	847,937

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	$155	$141,489
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 3.85%, 04/01/38	1,505	1,597,592
Pennsylvania Turnpike Commission, RB
Series C, 5.00%, 12/01/39	850	933,318
Series A, Subordinate, 4.00%, 12/01/49	710	783,719
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,735	3,046,153
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	2,000	2,279,856
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	505	563,640
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	800	914,330
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	4,432,115

		27,171,341

Puerto Rico — 6.2%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	495	508,734
5.63%, 05/15/43	530	540,729
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	2,145	2,183,942
Series A, Senior Lien, 5.13%, 07/01/37	615	626,358
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,743,002
Series A-1, Restructured, 5.00%, 07/01/58	6,444	7,169,723
Series A-2, Restructured, 4.33%, 07/01/40	861	934,616
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,602,040
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	4,827	1,561,153

		16,870,297

Rhode Island — 3.6%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM, GTD), 3.75%, 05/15/32	1,845	2,015,432
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,450	1,464,327
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	1,000	1,086,094
Series B, 4.50%, 06/01/45	2,725	2,890,947
Series B, 5.00%, 06/01/50	2,000	2,172,648

		9,629,448

South Carolina — 2.4%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	755	771,797
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	1,895	2,216,974
South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	2,125	2,265,499
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, 2.25%, 07/01/46	1,195	1,078,474

		6,332,744

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 4.1%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(c)	$2,945	$3,069,653
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	937,920
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	615	679,345
Johnson City Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/42	1,200	1,222,166
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Series A, 5.00%, 07/01/40	1,075	1,212,596
Series A, 5.00%, 07/01/46	945	1,062,211
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	2,480	2,834,645

		11,018,536

Texas — 9.3%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	105	93,513
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	1,970	2,142,613
Series C, 5.00%, 08/15/42	1,480	1,604,607
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/39	400	451,506
Sub-Series A, AMT, 4.00%, 07/01/40	320	359,941
Sub-Series A, AMT, 4.00%, 07/01/47	310	337,625
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(b)	5,000	2,329,225
Leander Independent School District, Refunding GO, CAB(b)
Series D, (PSF), 0.00%, 08/15/24(c)	550	319,190
Series D, (PSF), 0.00%, 08/15/35	5,450	3,139,358
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/38(b)	16,780	8,530,482
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	1,022,395
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	1,140	1,196,073
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	565	678,023
Texas Department of Housing & Community Affairs, RB, S/F Housing 3.13%, 07/01/47(i)	795	800,974
Series A, (GNMA), 4.25%, 09/01/43	240	251,918
Texas Transportation Commission, RB, CAB(b) 0.00%, 08/01/35	420	259,519
0.00%, 08/01/36	235	137,701
0.00%, 08/01/37	305	168,811
0.00%, 08/01/38	315	165,058
0.00%, 08/01/44	1,370	518,600
0.00%, 08/01/45	1,800	646,436

		25,153,568

Security	Par (000)	Value

Utah — 0.5%
Utah Charter School Finance Authority, Refunding RB 5.25%, 06/15/37(a)	$205	$222,046
(UT), 4.00%, 04/15/42	600	623,971
5.38%, 06/15/48(a)	260	278,750
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36.	250	258,942

		1,383,709

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	295	301,126

Virginia — 2.1%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	780	778,709
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	100	110,336
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	1,037,574
Virginia Housing Development Authority, RB, M/F Housing, Series E, 3.15%, 12/01/49	1,515	1,520,189
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 01/01/48(a)(e)	745	772,715
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 6.00%, 01/01/37	1,440	1,468,332

		5,687,855

Washington — 1.9%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	725	739,636
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	625	714,371
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	1,905	2,309,714
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	470	556,354
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	757	797,578

		5,117,653

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	730	787,458

Wisconsin — 2.4%
Public Finance Authority, RB(a)
Series A, 5.00%, 06/01/36	100	108,983
Series A, 5.00%, 10/15/50	875	933,008
Series A, 5.00%, 06/01/51	320	340,851
Series A, 5.00%, 06/01/61	405	429,238
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	433,614
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/51	1,590	1,751,224
Wisconsin Housing & Economic Development Authority, RB, S/F Housing
Series A, 1.80%, 03/01/31	100	94,612
Series A, 1.85%, 09/01/31	80	75,573
Series A, 1.90%, 03/01/32	150	141,515
Series A, 1.95%, 09/01/32	110	103,701

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.05%, 11/01/36	$280	$261,457
Series A, (HUD SECT 8), 2.25%, 11/01/41	195	179,366
Series A, (HUD SECT 8), 2.45%, 11/01/46	290	264,885
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,442,313

		6,560,340

Total Municipal Bonds — 131.8% (Cost: $324,698,936)		356,121,504

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 0.5%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(k)	1,182	1,410,411

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(k)	1,769	2,102,499

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,902	4,409,643

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,102	2,249,020

Florida — 1.7%
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	1,860	2,049,181
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	2,120	2,460,908

		4,510,089

Georgia — 1.1%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,509	1,600,928
Georgia Ports Authority, RB, 4.00%, 07/01/51(k)	1,306	1,499,004

		3,099,932

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(c) .	1,200	1,307,473

Maryland — 1.2%
Maryland Stadium Authority, RB, 5.00%, 05/01/42	2,760	3,233,353

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,555,168

Michigan — 2.0%
Michigan Finance Authority, RB, 4.00%, 02/15/47	2,759	3,052,406
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,142	2,268,586

		5,320,992

Minnesota — 1.9%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,223,913

Security	Par (000)	Value

Nevada — 1.0%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	$2,311	$2,745,950

New Jersey — 0.7%
New Jersey Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,769,976

New York — 6.5%
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,699,577
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,650	1,760,636
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(k)	2,145	2,171,757
New York City Water & Sewer System, Refunding RB
Series BB, 4.00%, 06/15/47	6,000	6,116,936
Series CC, 5.00%, 06/15/23(c)	1,880	1,978,246
Series CC, 5.00%, 06/15/47	2,120	2,231,060
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,394	1,513,626

		17,471,838

Ohio(k) — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB 4.00%, 11/15/24(c)	1,066	1,136,271
4.00%, 11/15/49	734	782,386

		1,918,657

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(k)	2,399	2,695,375
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	914	946,438

		3,641,813

Texas — 5.0%
Aldine Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/42	2,609	3,021,832
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	2,380	2,479,219
Houston Community College System, GO, 4.00%, 02/15/23(c)	2,160	2,231,058
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,680	1,825,472
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,409	1,428,738
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	698	727,263
Series A, (GNMA), 3.00%, 09/01/45	494	490,953
Series A, (GNMA), 3.75%, 09/01/49	383	398,725
Series A, (GNMA), 3.00%, 03/01/50	936	930,245

		13,533,505

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	$2,213	$2,343,177

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5% (Cost: $76,443,200)		79,847,409

Total Long-Term Investments — 161.3% (Cost: $401,142,136)		435,968,913

	Shares

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(l)(m)	7,522,485	7,522,485

Total Short-Term Securities — 2.8% (Cost: $7,523,200)		7,522,485

Total Investments — 164.1% (Cost: $408,665,336)		443,491,398

Other Assets Less Liabilities — 0.2%		354,609

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.7)%.		(47,751,540)

VMTP Shares at Liquidation Value — (46.6)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$270,194,467

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 2, 2022 to July 1, 2029, is $7,302,485.

(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$7,420,831	$102,450	(a)	$—	$(81)	$(715)	$7,522,485	7,522,485	$156	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	96	03/22/22	$12,285	$151,884
U.S. Long Bond	53	03/22/22	8,243	155,126
5-Year U.S. Treasury Note	100	03/31/22	11,922	114,522

				$421,532

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$356,121,504	$—	$356,121,504
Municipal Bonds Transferred to Tender Option Bond Trusts	—	79,847,409	—	79,847,409
Short-Term Securities
Money Market Funds	7,522,485	—	—	7,522,485

	$7,522,485	$435,968,913	$—	$443,491,398

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$421,532	$—	$—	$421,532

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(47,740,672)	$—	$(47,740,672)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(173,640,672)	$—	$(173,640,672)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

9